Financial Instruments and Risk Management - Schedule of net monetary position in significant foreign currencies (Details) - Sep. 30, 2024 - Currency risk [Member]
€ in Thousands, kr in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands
	USD ($)	CAD ($)	EUR (€)	CHF (SFr)	SEK (kr)	ISK (kr)
US Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ (3,651)
Impact of 10% variance in foreign exchange rate	332
Canadian Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	214
Impact of 10% variance in foreign exchange rate		$ 14
Euro Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	38
Impact of 10% variance in foreign exchange rate | €			€ 4
Swiss Francs [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	78
Impact of 10% variance in foreign exchange rate | SFr				SFr 8
Swedish Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	(493)
Impact of 10% variance in foreign exchange rate | kr					kr 4
Icelandic Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ 827
Impact of 10% variance in foreign exchange rate | kr						kr 1